Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances and transactions with related parties [Abstract]
Transactions with Related Parties
The accounts payable and transactions with related parties as of December 31, 2023 and 2022 are summarized as follows:

	2023		2022
	Receivable	Payable	Receivable	Payable
Marítima del Golfo de Mexico y Subsidiarias para el Petróleo, S.A. de C.V. (before División Marítima, S.A. de C.V.) (a)	$70,078	$-	$71,123	$-
SSA México, S.A. de C.V. (b)	-	12,466	-	8,111
Stockholders (c)	-	134,632	-	157,169
	$70,078	$147,098	$71,123	$165,280

(a)	Balances receivable are related to agency and maritime provider commission services.

(b)	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.

(c)
Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that has initial due date as of December 2023. Interest expenses of these credits amounted to $16,290 and $18,227 for the twelve months periods ended December 31, 2023 and 2022, respectively.

The most relevant transactions with related parties as of December 31, 2023, 2022 and 2021 are summarized as follows:

	2023	2022	2021
Revenue:
Wharfage services	$6,227	$-	$-
Systems	2,650	-	-
Maritime services (a)	-	20,958	71,823
Shipping agency services (b)	226	412	419
	$9,103	$21,370	$72,242

Costs:
Sub-agency commissions (c)	$6,910	$7,237	$4,062

Expenses:
Other expenses (d)	$-	$-	$180

Interests:	$16,290	$18,227	$10,329

(a)	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and Marítima del Golfo. The contract termination date was August 2022.

(b)	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and Marítima del Golfo.

(c)	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.

(d)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

Transactions Involving Executive Personnel
Transactions involving executive personnel for the years ended December 31, 2023, 2022 and 2021, include the following expenses:

	2023	2022	2021
Short-term benefits
Salaries	$10,761	$19,055	$28,697
Social security contributions	1,900	736	1,843
	$12,661	$19,791	$30,540